Gain on Asset Purchase Cancelation, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contract Cancellation [Line Items]
(Loss) Gain on asset purchase cancellations	$ 0	$ 3,633	$ 0
Contract for Hull No J0131
Contract Cancellation [Line Items]
Installments Paid For Vessel Consruction		31,800
Accrued Interest Earned Related To Asset Puchase Cancellations		$ 4,520
Interest rate percentage on advances paid		5.00%
Interest and expenses capitalized		$ 887